NET FINANCE INCOME/(EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Net Finance Income (Expense)	NET FINANCE INCOME/(EXPENSE)

(in millions)	2023	2022	2021
Finance income
Interest income on cash and cash equivalents/investments	43	18	1
Other finance income	—	1	3
Total finance income	$43	$19	$4

Finance expense
Interest expense on borrowings	(27)	(20)	(16)
Interest expense on lease liabilities	(3)	(2)	(2)
Interest expense on legal matters, including the effect of discounting	(7)	(7)	(8)
Other finance expense	(1)	—	(1)
Total finance expense	$(38)	$(29)	$(27)
Net finance income/(expense)	$5	$(10)	$(23)